Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 4,551	$ (26,120)	$ (2,639)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	8,139	3,934	3,842
Asset impairment		932
Change in fair value of redeemable common shares	(9,073)	34,348	6,566
Change in fair value of contingent consideration	6,121
Termination of existing stock redemption agreement	4,842
Share-based compensation expense	2,871	886	915
Equity loss and impairment of non-consolidated entity	6,208	1,055	267
Net provision for doubtful accounts	4,045	873	605
Amortization of debt issuance costs	366	204	85
Deferred income tax benefit	(1,295)
Excess tax benefits related to share-based awards	(3,689)
Loss on sale or disposal of property and equipment	132	13	29
Certain expenses paid with notes			480
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(43,130)	(29,774)	(23,833)
Inventories	(50,334)	(14,109)	(13,995)
Accounts payable	56,505	36,138	31,854
Other assets and liabilities	4,173	(2,153)	830
Net cash (used in) provided by operating activities	(9,568)	6,227	5,006
Cash flows from investing activities:
Payments to acquire business, net of cash acquired	(51,599)	(10,232)
Expenditures for capitalized software for internal use	(9,470)	(4,679)	(1,105)
Expenditures for property and equipment	(1,487)	(852)	(3,214)
Capital investment in and loans to non-consolidated entity	(4,000)	(4,500)	(1,500)
Net repayment (issuance) of related parties' notes receivable	150	(69)	829
Net proceeds from sales of property and equipment	322	40	141
Net cash used in investing activities	(66,084)	(20,292)	(4,849)
Cash flows from financing activities:
Net (payments on) borrowings from line of credit	(62,622)	35,602	23,390
Payments on long-term debt	(25,542)	(10,540)	(7,893)
Proceeds from initial public offering, net of issuance costs	130,440
Proceeds from sale of preferred stock, net of transaction costs	101,815
Payments made to repurchase common stock	(53,400)		(2,851)
Payments made to repurchase stock options	(9,400)		(1,043)
Excess tax benefits related to share-based awards	3,689
Payment of debt issuance costs	(480)	(204)	(892)
Shareholder distributions		(1,684)	(10,868)
Net cash provided by (used in) financing activities	84,500	23,174	(157)
Net increase in cash and cash equivalents	8,848	9,109
Cash and cash equivalents at beginning of year	9,109
Cash and cash equivalents at end of year	17,957	9,109
Supplemental disclosures of cash flow information:
Issuance of common stock as partial consideration for a business acquisition	12,000
Removal of common stock redemption features	7,116
Cash paid for interest	2,248	1,793	1,041
Cash paid for income taxes	5,924
Issuance of notes payable associated with stock and stock option redemptions			28,249
Distributions declared, not yet paid			6,413
Forgiveness of note receivable			$ 196